TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 73.7%
	FIXED INCOME - 73.7%
6,000,000	iShares Broad USD High Yield Corporate Bond ETF(a)				$ 223,740,000
500,000	SPDR Bloomberg High Yield Bond ETF(a)				48,380,000
2,300,000	SPDR Portfolio High Yield Bond ETF				54,694,000
775,000	Xtrackers USD High Yield Corporate Bond ETF				28,349,500
	TOTAL EXCHANGE-TRADED FUNDS (Cost $353,166,405)				355,163,500

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 25.4%
	AEROSPACE & DEFENSE — 0.6%
255,000	Bombardier, Inc.(b)		7.8750	04/15/27	256,146
800,000	Rolls-Royce PLC(b)		5.7500	10/15/27	812,281
500,000	Spirit AeroSystems, Inc.(b)		9.7500	11/15/30	553,848
750,000	TransDigm, Inc.		5.5000	11/15/27	743,383
750,000	TransDigm, Inc.(b)		6.7500	08/15/28	764,366
					3,130,024
	ASSET MANAGEMENT — 0.1%
400,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		9.0000	06/15/30	394,311

	AUTOMOTIVE — 0.9%
1,000,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	987,122
750,000	Ford Motor Credit Company, LLC		7.3500	11/04/27	784,229
1,500,000	Mercedes-Benz Finance North America, LLC		8.5000	01/18/31	1,756,069
600,000	Tenneco, Inc.(b)		8.0000	11/17/28	573,262
					4,100,682
	BANKING — 1.1%
1,000,000	Bank of America Corporation		7.7500	05/14/38	1,169,408
1,000,000	Barclays PLC(c)	H15T1Y + 3.500%	7.4370	11/02/33	1,105,530
1,000,000	Citigroup, Inc.		8.1250	07/15/39	1,236,014
750,000	HSBC Holdings PLC(c)	SOFRRATE + 4.250%	8.1130	11/03/33	850,013
1,000,000	Lloyds Banking Group PLC(c)	H15T1Y + 3.750%	7.9530	11/15/33	1,127,120
					5,488,085

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.4% (Continued)
	BEVERAGES — 0.7%
2,000,000	Anheuser-Busch InBev Worldwide, Inc.	8.2000	01/15/39	$ 2,504,609
1,000,000	PepsiCo, Inc.	7.0000	03/01/29	1,087,183
				3,591,792
	BIOTECH & PHARMA — 0.6%
500,000	Bausch Health Companies, Inc.(b)	5.5000	11/01/25	490,995
500,000	Bausch Health Companies, Inc.(b)	11.0000	09/30/28	469,268
1,000,000	Jazz Securities DAC(b)	4.3750	01/15/29	953,365
500,000	Merck & Company, Inc.	6.5000	12/01/33	552,027
650,000	Organon & Company / Organon Foreign Debt Co-Issuer(b)	5.1250	04/30/31	589,025
				3,054,680
	CABLE & SATELLITE — 1.3%
350,000	Altice Financing S.A.(b)	5.7500	08/15/29	272,870
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	5.1250	05/01/27	982,115
1,250,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	4.7500	03/01/30	1,158,639
750,000	CSC Holdings, LLC(b)	11.7500	01/31/29	746,784
1,250,000	Directv Financing, LLC / Directv Financing, Inc.(b)	5.8750	08/15/27	1,239,576
900,000	DISH Network Corporation(b)	11.7500	11/15/27	951,011
1,000,000	Sirius XM Radio, Inc.(b)	4.0000	07/15/28	936,419
				6,287,414
	CHEMICALS — 0.4%
400,000	Olympus Water US Holding Corporation(b)	9.7500	11/15/28	424,019
550,000	Tronox, Inc.(b)	4.6250	03/15/29	499,083
350,000	Windsor Holdings III, LLC(b)	8.5000	06/15/30	370,680
600,000	WR Grace Holdings, LLC(b)	5.6250	08/15/29	561,467
				1,855,249
	COMMERCIAL SUPPORT SERVICES — 0.1%
400,000	Allied Universal Holdco, LLC(b)	7.8750	02/15/31	410,562

	CONSTRUCTION MATERIALS — 0.2%
850,000	Standard Industries, Inc.(b)	4.3750	07/15/30	790,381

	CONTAINERS & PACKAGING — 0.3%
400,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance PLC(b)	4.0000	09/01/29	349,739
700,000	Mauser Packaging Solutions Holding Company(b)	7.8750	08/15/26	708,253

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.4% (Continued)
	CONTAINERS & PACKAGING — 0.3% (Continued)
500,000	Mauser Packaging Solutions Holding Company(b)	7.8750	04/15/27	$ 510,105
				1,568,097
	DIVERSIFIED INDUSTRIALS — 0.5%
2,000,000	General Electric Company	6.7500	03/15/32	2,193,935

	E-COMMERCE DISCRETIONARY — 0.2%
800,000	Rakuten Group, Inc.(b)	9.7500	04/15/29	874,836

	ELECTRIC UTILITIES — 1.3%
1,000,000	Appalachian Power Company	7.0000	04/01/38	1,098,623
600,000	Calpine Corporation(b)	5.1250	03/15/28	589,738
1,000,000	Dominion Energy, Inc.	7.0000	06/15/38	1,114,401
700,000	FirstEnergy Corporation	4.1500	07/15/27	683,496
400,000	Lightning Power, LLC(b)	7.2500	08/15/32	413,465
190,000	PG&E Corporation	5.0000	07/01/28	183,249
750,000	Progress Energy, Inc.	7.7500	03/01/31	847,810
600,000	Talen Energy Supply, LLC(b)	8.6250	06/01/30	640,614
400,000	Vistra Operations Company, LLC(b)	7.7500	10/15/31	422,642
				5,994,038
	ELECTRICAL EQUIPMENT — 0.2%
500,000	Emerald Debt Merger Sub, LLC(b)	6.6250	12/15/30	506,377
500,000	Vertical US Newco, Inc.(b)	5.2500	07/15/27	494,766
				1,001,143
	ENGINEERING & CONSTRUCTION — 0.1%
400,000	Fluor Corporation	4.2500	09/15/28	384,701

	ENTERTAINMENT CONTENT — 0.2%
750,000	Univision Communications, Inc.(b)	7.3750	06/30/30	741,082

	FOOD — 0.2%
750,000	Kraft Heinz Foods Company	6.8750	01/26/39	827,939

	GAS & WATER UTILITIES — 0.1%
500,000	Atmos Energy Corporation	5.4500	10/15/32	512,530

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 0.9%
650,000	CHS/Community Health Systems, Inc.(b)	10.8750	01/15/32	$ 670,008
1,000,000	DaVita, Inc.(b)	4.6250	06/01/30	932,931
500,000	Encompass Health Corporation	4.7500	02/01/30	481,366
1,000,000	Tenet Healthcare Corporation	6.1250	10/01/28	1,001,285
900,000	Tenet Healthcare Corporation	6.1250	06/15/30	906,465
				3,992,055
	INDUSTRIAL SUPPORT SERVICES — 0.3%
650,000	United Rentals North America, Inc.	3.8750	11/15/27	627,692
750,000	United Rentals North America, Inc.	5.2500	01/15/30	741,288
				1,368,980
	INSTITUTIONAL FINANCIAL SERVICES — 1.0%
150,000	Coinbase Global, Inc.(b)	3.3750	10/01/28	135,837
3,000,000	Goldman Sachs Group, Inc. (The)	6.7500	10/01/37	3,218,768
250,000	Jane Street Group / JSG Finance, Inc.(b)	4.5000	11/15/29	236,302
500,000	Jefferies Financial Group, Inc.	6.4500	06/08/27	517,521
750,000	Morgan Stanley	7.2500	04/01/32	847,497
				4,955,925
	INSURANCE — 0.9%
300,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer(b)	6.7500	10/15/27	299,077
550,000	Genworth Holdings, Inc.	6.5000	06/15/34	533,189
300,000	HUB International Ltd.(b)	7.2500	06/15/30	310,414
350,000	HUB International Ltd.(b)	7.3750	01/31/32	360,237
300,000	Jones Deslauriers Insurance Management, Inc.(b)	8.5000	03/15/30	319,489
1,700,000	MetLife, Inc.	10.7500	08/01/39	2,262,488
400,000	Panther Escrow Issuer, LLC(b)	7.1250	06/01/31	410,309
				4,495,203
	INTERNET MEDIA & SERVICES — 0.3%
500,000	Netflix, Inc.	5.8750	11/15/28	518,421
1,000,000	Uber Technologies, Inc.(b)	4.5000	08/15/29	977,319
				1,495,740
	LEISURE FACILITIES & SERVICES — 2.3%
500,000	1011778 BC ULC / New Red Finance, Inc.(b)	3.8750	01/15/28	477,652

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.4% (Continued)
	LEISURE FACILITIES & SERVICES — 2.3% (Continued)
750,000	1011778 BC ULC / New Red Finance, Inc.(b)	4.0000	10/15/30	$ 679,838
340,000	Caesars Entertainment, Inc.(b)	8.1250	07/01/27	343,993
500,000	Caesars Entertainment, Inc.(b)	7.0000	02/15/30	515,725
500,000	Carnival Corporation(b)	6.0000	05/01/29	501,360
1,000,000	Carnival Holdings Bermuda Ltd.(b)	10.3750	05/01/28	1,064,891
900,000	Hilton Domestic Operating Company, Inc.(b)	3.6250	02/15/32	792,026
1,000,000	KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC(b)	4.7500	06/01/27	989,236
700,000	Las Vegas Sands Corporation	3.9000	08/08/29	651,712
1,200,000	Live Nation Entertainment, Inc.(b)	6.5000	05/15/27	1,221,285
850,000	Melco Resorts Finance Ltd.(b)	5.3750	12/04/29	787,356
750,000	Midwest Gaming Borrower, LLC(b)	4.8750	05/01/29	715,825
750,000	Royal Caribbean Cruises Ltd.(b)	6.2500	03/15/32	763,574
500,000	Royal Caribbean Cruises Ltd.(b)	6.0000	02/01/33	504,261
700,000	Sands China Ltd.	5.1250	08/08/25	700,096
850,000	Wynn Macau Ltd.(b)	5.6250	08/26/28	823,055
				11,531,885
	MACHINERY — 0.1%
600,000	Hillenbrand, Inc.	3.7500	03/01/31	530,736

	MEDICAL EQUIPMENT & DEVICES — 0.6%
950,000	Boston Scientific Corporation	7.3750	01/15/40	1,117,262
750,000	Koninklijke Philips N.V.	6.8750	03/11/38	818,371
1,000,000	Medline Borrower, L.P.(b)	3.8750	04/01/29	934,469
				2,870,102
	METALS & MINING — 0.5%
500,000	FMG Resources August 2006 Pty Ltd.(b)	4.3750	04/01/31	456,764
750,000	Novelis Corporation(b)	4.7500	01/30/30	705,055
1,000,000	Vale Overseas Ltd.	8.2500	01/17/34	1,171,163
				2,332,982
	OIL & GAS PRODUCERS — 2.2%
500,000	Apache Corporation	5.1000	09/01/40	433,708
400,000	Cheniere Energy, Inc.	4.6250	10/15/28	392,566
1,150,000	Chesapeake Energy Corporation(b)	6.7500	04/15/29	1,163,408
750,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(b)	5.5000	06/15/31	724,096

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.4% (Continued)
	OIL & GAS PRODUCERS — 2.2% (Continued)
500,000	New Fortress Energy, Inc.(b)	6.5000	09/30/26	$ 487,999
500,000	NFE Financing, LLC(b)	12.0000	11/15/29	522,853
750,000	Occidental Petroleum Corporation	6.1250	01/01/31	770,704
1,000,000	Occidental Petroleum Corporation	6.4500	09/15/36	1,026,716
650,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	641,368
500,000	Rockcliff Energy II, LLC(b)	5.5000	10/15/29	475,265
600,000	Southwestern Energy Company	4.7500	02/01/32	560,367
1,000,000	Tosco Corporation	8.1250	02/15/30	1,148,195
1,250,000	Venture Global LNG, Inc.(b)	8.3750	06/01/31	1,316,543
500,000	Venture Global LNG, Inc.(b)	9.8750	02/01/32	550,724
				10,214,512
	OIL & GAS SERVICES & EQUIPMENT — 0.8%
1,000,000	Nabors Industries, Inc.(b)	9.1250	01/31/30	1,038,967
850,000	Transocean, Inc.(b)	8.7500	02/15/30	887,127
500,000	Transocean, Inc.	7.5000	04/15/31	463,785
750,000	USA Compression Partners LP / USA Compression Finance Corporation(b)	7.1250	03/15/29	768,286
400,000	Valaris Ltd.(b)	8.3750	04/30/30	411,110
500,000	Weatherford International Ltd.(b)	8.6250	04/30/30	518,962
				4,088,237
	PUBLISHING & BROADCASTING — 0.1%
700,000	News Corporation(b)	3.8750	05/15/29	654,429

	REAL ESTATE INVESTMENT TRUSTS — 0.5%
500,000	Iron Mountain, Inc.(b)	5.2500	07/15/30	482,327
400,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	3.5000	03/15/31	268,628
300,000	Service Properties Trust(b)	8.6250	11/15/31	318,829
750,000	Simon Property Group, L.P.	6.7500	02/01/40	828,864
500,000	Uniti Group, L.P. / Uniti Group Finance Inc / CSL CSL Capital, LLC(b)	10.5000	02/15/28	534,913
				2,433,561
	RETAIL - DISCRETIONARY — 1.0%
400,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.(b)	5.3750	03/01/29	381,876
650,000	Builders FirstSource, Inc.(b)	4.2500	02/01/32	586,979
300,000	Carvana Company(b)	14.0000	06/01/31	361,818
800,000	Hertz Corporation (The)(b)	12.6250	07/15/29	863,082

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.4% (Continued)
	RETAIL - DISCRETIONARY — 1.0% (Continued)
650,000	Kohl's Corporation	4.6250	05/01/31	$ 521,208
650,000	Macy's Retail Holdings, LLC(b)	5.8750	03/15/30	626,034
800,000	PetSmart, Inc. / PetSmart Finance Corporation(b)	7.7500	02/15/29	798,528
800,000	Staples, Inc.(b)	10.7500	09/01/29	785,449
				4,924,974
	SOFTWARE — 0.9%
500,000	AthenaHealth Group, Inc.(b)	6.5000	02/15/30	484,576
650,000	Cloud Software Group, Inc.(b)	6.5000	03/31/29	640,048
400,000	McAfee Corporation(b)	7.3750	02/15/30	394,489
3,000,000	Microsoft Corporation	2.9210	03/17/52	1,974,579
1,000,000	UKG, Inc.(b)	6.8750	02/01/31	1,021,569
				4,515,261
	SPECIALTY FINANCE — 0.7%
400,000	Ally Financial, Inc.	6.7000	02/14/33	411,115
350,000	Freedom Mortgage Holdings, LLC(b)	9.2500	02/01/29	365,619
850,000	Nationstar Mortgage Holdings, Inc.(b)	5.5000	08/15/28	835,313
300,000	Nationstar Mortgage Holdings, Inc.(b)	7.1250	02/01/32	309,581
300,000	Navient Corporation	5.5000	03/15/29	287,599
600,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer,(b)	3.8750	03/01/31	530,549
800,000	Starwood Property Trust, Inc.(b)	4.3750	01/15/27	777,575
				3,517,351
	STEEL — 0.3%
700,000	Cleveland-Cliffs Inc(b)	6.7500	04/15/30	697,726
750,000	Cleveland-Cliffs, Inc.(b)	7.0000	03/15/32	749,351
				1,447,077
	TECHNOLOGY HARDWARE — 0.4%
750,000	Dell International, LLC / EMC Corporation	8.1000	07/15/36	887,531
500,000	Seagate HDD Cayman	9.6250	12/01/32	568,937
500,000	Xerox Holdings Corporation(b)	5.5000	08/15/28	426,857
				1,883,325
	TECHNOLOGY SERVICES — 0.4%
500,000	Block, Inc.	3.5000	06/01/31	445,456
400,000	GTCR W-2 Merger Sub, LLC(b)	7.5000	01/15/31	419,164
500,000	Neptune Bidco US, Inc.(b)	9.2900	04/15/29	426,933

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.4% (Continued)
	TECHNOLOGY SERVICES — 0.4% (Continued)
500,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.(b)	6.7500	08/15/32	$ 513,741
				1,805,294
	TELECOMMUNICATIONS — 1.5%
250,000	CenturyLink, Inc.(b)	4.5000	01/15/29	209,139
2,000,000	Deutsche Telekom International Finance BV	9.2500	06/01/32	2,471,893
1,100,000	EchoStar Corporation	10.7500	11/30/29	1,187,021
1,250,000	Intelsat Jackson Holdings S.A.(b)	6.5000	03/15/30	1,132,864
300,000	Level 3 Financing, Inc.(b)	11.0000	11/15/29	340,482
1,000,000	Sprint Capital Corporation	8.7500	03/15/32	1,195,639
400,000	Windstream Escrow, LLC / Windstream Escrow Finance Corporation(b)	8.2500	10/01/31	414,316
				6,951,354
	TRANSPORTATION & LOGISTICS — 0.5%
416,667	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)	5.5000	04/20/26	416,714
750,000	Canadian Pacific Railway Company	7.1250	10/15/31	832,161
400,000	Delta Air Lines, Inc.	3.7500	10/28/29	376,137
400,000	JetBlue Airways Corp / JetBlue Loyalty, L..P.(b)	9.8750	09/20/31	424,886
400,000	United Airlines, Inc.(b)	4.6250	04/15/29	384,376
				2,434,274
	WHOLESALE - CONSUMER STAPLES — 0.1%
400,000	US Foods, Inc.(b)	4.7500	02/15/29	387,335

	TOTAL CORPORATE BONDS (Cost $120,612,252)			122,032,073

Shares
	SHORT-TERM INVESTMENTS — 39.6%
	COLLATERAL FOR SECURITIES LOANED - 39.6%
190,422,220	State Street Institutional US Government Money Money Market Fund, Premium Class, 4.33% (Cost $190,422,220)(d),(e)			190,422,220

	TOTAL INVESTMENTS - 138.7% (Cost $664,200,877)			$ 667,617,793
	LIABILITIES IN EXCESS OF OTHER ASSETS - (38.7)%			(186,318,639)
	NET ASSETS - 100.0%			$ 481,299,154

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt
H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFRRATE	- United States SOFR Secured Overnight Financing Rate

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2025 was $190,344,824.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is 65,548,874 or 13.6% of net assets.
(c)	Variable rate security; the rate shown represents the rate on January 31, 2025.
(d)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $190,422,220 at January 31, 2025.
(e)	Rate disclosed is the seven-day effective yield as of January 31, 2025.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares						Fair Value
EXCHANGE-TRADED FUNDS — 65.5%
EQUITY - 65.5%
367,500	Vanguard FTSE Developed Markets ETF					$ 18,352,950
TOTAL EXCHANGE-TRADED FUNDS (Cost $18,444,307)

Contracts(a)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 0.2%
62	CMC E-Mini Standard & Poor’s 500 Index Future	EDF	03/21/2025	$ 5,500	$ 18,808,475	$ 60,450
TOTAL FUTURE OPTIONS PURCHASED (Cost - $57,738)

	TOTAL INVESTMENTS – 65.7% (Cost $18,502,045)					$ 18,413,400
	OTHER ASSETS IN EXCESS OF LIABILITIES – 34.3%					9,619,430
	NET ASSETS - 100.0%					$ 28,032,830

ETF	- Exchange-Traded Fund
EDF	- ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
U.S. GOVERNMENT & AGENCIES — 78.2%
U.S. TREASURY BILLS — 78.2%
50,000,000	United States Treasury Bill(a)			4.2450	02/11/25	$ 49,952,889
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $49,942,937)

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.3%	Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 0.3%
214	CME E-Mini Standard & Poor's 500 Index Future	EDF	03/21/2025	$ 5,500	$ 74,323,813	$ 208,650
TOTAL FUTURE OPTIONS PURCHASED (Cost - $210,738)

	TOTAL INVESTMENTS - 78.5% (Cost $50,153,675)					$ 50,161,539
	OTHER ASSETS IN EXCESS OF LIABILITIES- 21.5%					13,774,789
	NET ASSETS - 100.0%					$ 63,936,328

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
45	CME E-Mini NASDAQ 100 Index Future		EDF	03/24/2025	$ 19,430,325	$ (647,674)
147	CME E-Mini Standard & Poor's 500 Index Future		EDF	03/24/2025	44,594,288	(428,075)
	TOTAL FUTURES CONTRACTS					$ (1,075,749)

EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Discount rate shown.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
U.S. GOVERNMENT & AGENCIES — 77.4%
U.S. TREASURY BILLS — 77.4%
35,000,000	United States Treasury Bill(a)			4.2450	02/11/25	$ 34,967,022
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $34,960,056)

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.3%	Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 0.3%
401	Emin Russ 2000 Op Mar25P RTYH5P 1975 Index	EDF	03/21/2025	$ 1,975	$ 46,022,770	$ 136,340
TOTAL FUTURE OPTIONS PURCHASED (Cost - $149,810)

	TOTAL INVESTMENTS - 77.7% (Cost $35,109,866)					$ 35,103,362
	OTHER ASSETS IN EXCESS OF LIABILITIES- 22.3%					10,079,155
	NET ASSETS - 100.0%					$ 45,182,517

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
197	CME E-mini Russell 2000 Index Futures		EDF	03/24/2025	$ 22,609,690	$ (657,639)
69	CME E-Mini Standard & Poor's MidCap 400 Index Future		EDF	03/24/2025	22,425,000	(172,597)
	TOTAL FUTURES CONTRACTS					$ (830,236)

EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Discount rate shown.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.9%
	FIXED INCOME - 84.9%
37,000	iShares AAA CLO Active ETF	$ 1,924,740
15,000	iShares Core U.S. Aggregate Bond ETF	1,461,000
36,400	iShares Floating Rate Bond ETF	1,859,312
118,000	iShares iBoxx $ High Yield Corporate Bond ETF(a)	9,406,960
105,000	Janus Henderson AAA CLO ETF	5,359,200
99,000	SPDR Bloomberg High Yield Bond ETF	9,579,240
21,000	Vanguard Total Bond Market ETF	1,519,140
	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,945,114)	31,109,592

	SHORT-TERM INVESTMENTS — 26.0%
	COLLATERAL FOR SECURITIES LOANED - 26.0%
9,535,500	State Street Institutional US Government Money Market Fund, Premier Class, 4.33% (Cost $9,535,500)(b),(c)	9,535,500

	TOTAL INVESTMENTS - 110.9% (Cost $40,480,614)	$ 40,645,092
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.9)%	(3,984,779)
	NET ASSETS - 100.0%	$ 36,660,313

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2025 was $9,327,240.
(b)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $9,535,500 at January 31, 2025.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2025.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
U.S. GOVERNMENT & AGENCIES — 80.8%
U.S. TREASURY BILLS — 80.8%
40,000,000	United States Treasury Bill(a)			4.2450	02/11/25	$ 39,962,311
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $39,954,350)

Contracts(b)
	FUTURE OPTIONS PURCHASED - 5.9%	Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 5.9%
173	CME E-Mini Standard & Poor's 500 Index Future	EDF	12/18/2026	$ 5,850	$ 55,896,300	$ 2,908,563
TOTAL FUTURE OPTIONS PURCHASED (Cost - $3,244,096)

	TOTAL INVESTMENTS - 86.7% (Cost $43,198,446)					$ 42,870,874
	CALL OPTIONS WRITTEN - (0.3)% (Premiums received - $121,282)					(154,425)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 13.6%					6,718,720
	NET ASSETS - 100.0%					$ 49,435,169

Contracts(b)
	WRITTEN FUTURE OPTIONS - (0.3)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN- (0.3)%
87	CME E-Mini Standard & Poor's 500 Index Future	EDF	03/21/2025	$ 6,250	$ 26,392,538	$ 154,425
TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $121,282)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
162	CME E-Mini Standard & Poor's 500 Index Future		EDF	03/24/2025	$ 49,144,725	$ (471,757)
TOTAL FUTURES CONTRACTS

EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Discount rate shown.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.